UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23371

TIGERSHARES Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 215

Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 215

Newtown Square, PA 19073
(Name and address of agent for service)

1 (484) 816-7801

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

TIGERSHARES TRUST

UP Fintech China-U.S. Internet Titans ETF (TTTN)

Annual Report

September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your Shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your Shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your Shares directly with the Fund, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting the Fund at 1-800-617-0004 or, if you hold your Shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your Shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at 1-800-617-0004 or, if you hold your Shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the UP Fintech Funds you hold directly with series of the Trust or through your financial intermediary, as applicable.

TIGERSHARES TRUST

i

New Markets, New Thinking

Dear Shareholder:

We want to express our appreciation for the confidence you have placed in the UP Fintech China-U.S. Internet Titans ETF (the “Fund”). The following information pertains to the fiscal year from October 1, 2019 to September 30, 2020.

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of a specific equity securities index. The Fund’s current index is the Nasdaq China US Internet Tiger Index (the “Index”). The Index is designed to track the performance of the 10 largest publicly traded Chinese Internet companies and the 10 largest publicly traded U.S. Internet companies.

The Fund had positive performance during the fiscal year ended September 30, 2020. The market price for the Fund increased 53.16% and the net asset value (“NAV”) increased 53.02%, while the NASDAQ-100 Stock Index, a broad market index, gained 48.75% over the same period. The Fund’s Index returned 53.97% during the fiscal year. For the fiscal year ended September 30, 2020, there were 404,000 outstanding shares of the Fund.

For the fiscal year, the largest positive contributor to return was Meituan Dianping (3690 HK ), adding 6.74% to the return of the Fund, gaining 205.35% with an average weighting of 4.50%. The second largest contributor to return was Amazon.com Inc (AMZN US), adding 6.71% to the return of the Fund, gaining 81.39% with an average weighting of 8.47%. The third largest contributor to return was Alibaba Group Holding Ltd - ADR (BABA US), adding 5.73% to the return of the Fund, gaining 75.79% with an average weighting of 8.03%.

For the fiscal year, the largest negative contributor to return was Twitter Inc (TWTR US), detracting 1.19% from the return of the Fund, declining 20.12% with an average weighting of 2.57%. The security contributing second-most negatively was Booking Holdings, Inc. (BKNG US), detracting 0.62% from the return of the Fund, and declining 12.84% with an average weighting of 3.56%.

We are thankful you have joined us by investing in the Fund.

You can find further details about the Fund by visiting www.upfintecham.com.

Sincerely,

Yang Xu

Chief Executive Officer

UP Fintech Asset Management, Adviser to the Fund

www.upfintecham.com | 3803 West Chester Pike, Suite 215, Newtown Square, PA 19073 | info@upfintecham.com

New Markets, New Thinking

IMPORTANT DISCLOSURE

The Nasdaq China US Internet Tiger Index is designed to track the performance of companies engaged in internet-related businesses in China and the US. The Index includes companies engaged in a broad range of internet-related services including, but not limited to internet software, internet access providers, internet search engines, web hosting, website design, and internet retail commerce. Indices are unmanaged and do not include the effect of fees. It is not possible to directly invest in an index.

NASDAQ-100 Stock Index includes 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC®, based on market capitalization. It does not contain securities of financial companies including investment companies.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings as of September 30, 2020, please view the Schedule of Investments.

Investing involves risk, including possible loss of principal. There can be no assurance that the Fund will achieve its stated objectives. The value of the Fund’s investments in Chinese securities will be impacted by the economic, political, diplomatic, and social conditions within China and to be more volatile than the performance of more geographically diversified funds. China is generally considered an emerging market country and investments in Chinese securities carry the risks associated with emerging markets, as well as risks particular to the region. Investments in emerging markets may be subject to the risk of abrupt and severe price declines and their financial markets often lack liquidity. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Certain securities held by the Fund may be difficult (or impossible) to buy or sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, specific restrictions on resale of the securities, infrequent trading, or lack of market participants. ETF shares are not redeemable other than in large Creation Unit aggregations. Instead, investors must buy or sell ETF Shares in the secondary market with the assistance of a stockbroker. Shares are bought and sold at market price (closing price) not NAV. In doing so, the investor may incur brokerage commissions and may pay more than NAV when buying and receive less than NAV when selling. The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Shares are bought and sold at market price (closing price) not NAV. Market price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined).

This report must be preceded or accompanied by a current prospectus.

The Fund is distributed by Quasar Distributors, LLC.

www.upfintecham.com | 3803 West Chester Pike, Suite 215, Newtown Square, PA 19073 | info@upfintecham.com

TIGERSHARES TRUST
Growth of $10,000 Investment (Unaudited)
November 6, 20181 – September 30, 2020

	1 Year Return[2]	Total Return Since Inception[1]
UP Fintech China-U.S. Internet Titans ETF (NAV)	53.02%	60.50%
UP Fintech China-U.S. Internet Titans ETF (Market Price)	53.16%	60.91%
Nasdaq China US Internet Tiger Index	53.97%	62.30%
Nasdaq-100 Stock Index	48.75%	63.38%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when sold, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit http://www.upfintecham.com.

As stated in the Fund’s current prospectus, the expense ratio for the Fund is 0.59%. Additional information about fees and expense levels can be found in the Fund’s current prospectus. Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market returns are based on the trade price at which shares are bought and sold on The Nasdaq Stock Market LLC® using the last trade. Market performance does not represent the returns you would receive if you traded shares at other times.

Nasdaq China US Internet Tiger Index is designed to track the performance of the 10 largest publicly-traded Chinese Internet companies and the 10 largest publicly-traded U.S. Internet companies.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

____________

1     The Fund’s inception date is November 6, 2018.

2     As of September 30, 2020.

TIGERSHARES TRUST
Tabular Presentation of Schedule of Investments(a)
As of September 30, 2020 (Unaudited)

UP Fintech China-U.S. Internet Titans ETF

Sector	% Net Assets
Communication Services	51.4%
Consumer Discretionary	31.3%
Information Technology	17.3%
Liabilities in Excess of Other Assets	(0.0	)%(b)
Total	100.0%

____________

(a)  Excludes Money Market Funds.

(b)  Rounds to zero.

TIGERSHARES TRUST
UP Fintech China-U.S. Internet Titans ETF
Schedule of Investments
September 30, 2020

Shares		Value
COMMON STOCKS — 100.0%
China — 48.8%
4,599	Alibaba Group Holding Ltd. ADR(a)	$1,352,014
8,226	Autohome, Inc. ADR	789,696
5,302	Baidu, Inc. ADR(a)	671,180
8,393	JD.com, Inc. ADR(a)	651,381
20,000	Meituan Dianping – Class B(a)	624,000
1,355	NetEase, Inc. ADR	616,078
19,300	Tencent Holdings Ltd.	1,273,800
42,256	Tencent Music Entertainment Group ADR(a)	624,121
21,827	Trip.com Group Ltd. ADR(a)	679,693
39,979	Vipshop Holdings Ltd. ADR(a)	625,271
		7,907,234
United States — 51.2%
1,286	Adobe, Inc.(a)	630,693
808	Alphabet, Inc. – Class C(a)	1,187,437
383	Amazon.com, Inc.(a)	1,205,964
345	Booking Holdings, Inc.(a)	590,185
4,502	Facebook, Inc. – Class A(a)	1,179,074
565	MercadoLibre, Inc.(a)	611,601
1,246	Netflix, Inc.(a)	623,037
2,422	Salesforce.com, Inc.(a)	608,697
19,627	Uber Technologies, Inc.(a)	715,993
2,030	Zoom Video Communications, Inc.(a)	954,323
		8,307,004
	TOTAL COMMON STOCKS (Cost $12,222,072)	16,214,238

MONEY MARKET FUNDS — 0.0% (b)
United States — 0.0%(b)
4,638	First American Government Obligations Fund – Class X, 0.07%(c)	4,638
	TOTAL MONEY MARKET FUNDS (Cost $4,638)	4,638

	TOTAL INVESTMENTS (Cost $12,226,710) — 100.0%	16,218,876
	Liabilities in Excess of Other Assets — (0.0)%(b)	(7,881)
	TOTAL NET ASSETS — 100.0%	$16,210,995

Percentages are stated as a percent of net assets.

____________

ADR - American Depositary Receipt

(a)  Non-Income producing security.

(b)  Rounds to zero.

(c)  The rate quoted is the annualized seven-day yield as of September 30, 2020.

The accompanying notes are an integral part of these financial statements.

TIGERSHARES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2020

UP Fintech China-U.S. Internet Titans ETF
Assets:
Investments, at value*	$16,218,876
Interest receivable	1
Total Assets	16,218,877

Liabilities:
Accrued investment advisory fees	7,882
Total Liabilities	7,882
Net Assets	$16,210,995

Net Assets Consist of:
Capital stock	$12,522,827
Distributable earnings	3,688,168
Net assets	$16,210,995

Calculation of Net Asset Value Per Share:
Net Assets	$16,210,995
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	404,000
Net Asset Value per Share	$40.13

*Cost of Investments	$12,226,710

The accompanying notes are an integral part of these financial statements.

TIGERSHARES TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2020

UP Fintech China-U.S. Internet Titans ETF
Investment Income:
Dividend income	$26,101
Interest income	17
Total investment income	26,118

Expenses:
Investment advisory fees	66,648
Total expenses	66,648

Net Investment Loss	(40,530)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Redemptions in-kind	1,620,934
Investments	(147,233)
Foreign currency	(546)
Payment from Affiliate (See Note 3)	9,970
Net realized gain	1,483,125
Net change in net unrealized appreciation on:
Investments and foreign currency translation	3,791,404
Net change in unrealized appreciation	3,791,404
Net realized and unrealized gain on investments	5,274,529
Net increase in net assets resulting from operations	$5,233,999

The accompanying notes are an integral part of these financial statements.

TIGERSHARES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	UP Fintech China-U.S. Internet Titans ETF
	For the Year Ended September 30, 2020	For the Period November 6, 2018* through September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(40,530)	$(27,319)
Net realized gain on investments and foreign currency	1,483,125	347,273
Net change in net unrealized appreciation on investments	3,791,404	200,762
Net increase in net assets resulting from operations	5,233,999	520,716

Capital Share Transactions:
Proceeds from shares sold	8,204,015	10,196,490
Payments for shares redeemed	(5,198,665)	(2,745,560)
Net increase in net assets resulting from capital share transactions	3,005,350	7,450,930
Net increase in net assets	8,239,349	7,971,646

Net Assets:
Beginning of period	7,971,646	—
End of period	$16,210,995	$7,971,646

Changes in Shares Outstanding
Shares outstanding, beginning of period	304,000	—
Shares sold	250,000	404,000
Shares reinvested	—	—
Shares redeemed	(150,000)	(100,000)
Net increase in shares outstanding, end of period	100,000	304,000

____________

*     Commencement of operations.

The accompanying notes are an integral part of these financial statements.

TIGERSHARES TRUST

FINANCIAL HIGHLIGHTS

	UP Fintech China-U.S. Internet Titans ETF
	For the Year Ended September 30, 2020	For the Period November 6, 2018[1] through September 30, 2019
Net Asset Value, Beginning of Period	$26.22	$25.00
Net Investment Loss[2]	$(0.11)	$(0.10)
Net Realized and Unrealized Gain on Investments	$13.99	$1.32
Net Realized Gain on Payment from Affiliate[3]	$0.03	$—
Net Increase in Net Asset Value Resulting from Operations	$13.91	$1.22
Distributions to Shareholders	$—	$—
Net Asset Value, End of Period	$40.13	$26.22
Total Return[4]	53.02%[5]	4.89%
Net Assets, End of Period (000’s)	$16,211	$7,972
Expenses to Average Net Assets[6]	0.59%	0.59%
Net Investment Loss to Average Net Assets[6]	(0.36)%	(0.40)%
Portfolio Turnover Rate[7]	54%	33%

____________

1     Commencement of operations.

2     Net investment loss per share represents net investment loss divided by the daily average shares of beneficial interest outstanding throughout the period.

3     Derived from payment from an affiliate. See Note 3.

4     All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

5     Before payment from an affiliate for the losses resulting from a trading error, the total return for the period would have been 52.91%. See Note 3.

6     For periods of less than one year, these ratios are annualized.

7     Portfolio turnover is not annualized and excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2020

1. ORGANIZATION

UP Fintech China-U.S. Internet Titans ETF (the “Fund”)* is a non-diversified series of TIGERSHARES Trust (the “Trust”), an open-end management investment company comprised of one series, organized as a Delaware statutory trust on May 25, 2018. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of a specific equity securities index. The Fund’s current index is the Nasdaq China US Internet Tiger Index.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC®. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV typically in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A transaction fee is imposed for the transfer and other transaction costs associated with any purchase or redemption of Creation Units. The standard fixed transaction fee for the Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.           Security Valuation.    All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange-traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used.

____________

*     Prior to May 31, 2019, the Fund was known as the TIGERSHARES China-U.S. Internet Titans ETF.

TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of September 30, 2020, the Fund did not hold any “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

UP Fintech China-U.S. Internet Titans ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,214,238	$—	$—	$16,214,238
Money Market Funds	4,638	—	—	4,638
Total Investments in Securities	$16,218,876	$—	$—	$16,218,876

________________

* For further detail on each asset class, see the Schedule of Investments.

As of September 30, 2020, there were no investments in Level 3 securities.

During the year ended September 30, 2020, there were no transfers into or out of Level 3.

TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

B.           Foreign Currency.    Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

C.           Federal Income Taxes.    The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the year ended September 30, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended September 30, 2020, the Fund did not incur any interest of penalties. The Fund is subject to examination by U.S. taxing authorities for the tax period since the commencement of operations.

D.           Security Transactions and Investment Income.    Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

E.           Distributions to Shareholders.    The Fund intends to pay dividends from net investment income and intends to distribute net realized capital gains, if any, at least annually. Income and capital gains distributions will be determined in accordance with Federal income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

F.           Use of Estimates.    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

G.           Share Valuation.    The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.           Guarantees and Indemnifications.    In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.             New Accounting Pronouncements.    In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

J.           COVID-19 Risk Disclosure.    The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

K.           Subsequent Events.    In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to September 30, 2020, that materially impacted the amounts or disclosures in the Fund’s financial statements other than the following:

The Board, upon a recommendation from Wealthn LLC, doing business as UP Fintech Asset Management (the “Adviser”), has determined to close the Fund immediately after the close of business on November 18, 2020 and liquidate the Fund immediately after the close of business on November 25, 2020.

3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Wealthn LLC serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. The Adviser has entered into an Investment Subadvisory Agreement (“Subadvisory Agreement”) with Exchange Traded Concepts, LLC (“ETC”), under which ETC is primarily responsible for the securities selection, research and trading of the Fund’s assets in accordance with the Fund’s investment objectives, policies, and restrictions, subject to the general supervision of the Board and the Adviser. ETC is compensated directly by the Adviser and not by the Fund.

The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears all of its own costs associated with providing these advisory services and all operating expenses of the Fund, except for (i) the compensation payable to the Adviser under the Advisory Agreement, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). For services provided to the Fund, the Fund pays the Adviser 0.59% annually based on average daily net assets. The monthly advisory fee is calculated on an annualized basis on the Fund’s average daily net assets. Two of the trustees of the Fund are affiliated with the Adviser.

As compensation for services provided by the Adviser in connection with securities lending related activities of the Fund, if any, the Fund shall pay to the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect of securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers). The Fund currently does not participate in the securities lending program.

U.S. Bancorp Fund Services, LLC, currently doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.

TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2020

3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS (cont.)

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp, the parent company of Fund Services. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

During the year ended September 30, 2020, the Fund had a trading error resulting in a loss to the Fund of $9,970, which was subsequently reimbursed to the Fund by the Adviser.

4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2020, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
UP Fintech China-U.S. Internet Titans ETF	$6,103,314	$6,143,570

For the fiscal year ended September 30, 2020, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
UP Fintech China-U.S. Internet Titans ETF	$7,917,377	$4,892,523

There were no purchases or sales of U.S. Government securities during the fiscal year.

5. TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2020 are as follows:

UP Fintech China-U.S. Internet Titans ETF
Tax cost of investments	$12,395,471
Gross unrealized appreciation	$4,070,884
Gross unrealized depreciation	(247,479)
Net unrealized appreciation	$3,823,405
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated losses	(135,237)
Total distributable earnings	$3,688,168

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

Capital Loss Carryover Information

	Capital Loss Carryover Amount	Type	Expiration
UP Fintech China-U.S. Internet Titans ETF	(44,335)	Short-term	No Expiration
	(51,813)	Long-term	No Expiration

The Fund utilized capital loss carryforwards of $7,244 during the fiscal year.

TIGERSHARES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2020

5. TAX INFORMATION (cont.)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share and are primarily due to differing financial and tax treatments for redemption in-kind transactions and net operating losses. For the fiscal year ended September 30, 2020, the Fund recorded the following reclassifications to the accounts listed below:

	Distributable Earnings	Capital Stock
UP Fintech China-U.S. Internet Titans ETF	(1,583,573)	1,583,573

Qualified Late-Year Losses

A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2020, the Fund did not elect to defer any post-October capital losses and elected to defer the following late-year ordinary losses:

Late-Year Ordinary Loss Deferral
UP Fintech China-U.S. Internet Titans ETF	(39,089)

6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2020, an affiliate of the Adviser owned greater than 25% of the Fund’s total shares outstanding.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of UP Fintech China-U.S. Internet Titans ETF and

Board of Trustees of TIGERSHARES Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of UP Fintech China-U.S. Internet Titans ETF (the “Fund”), a series of the TIGERSHARES Trust, as of September 30, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 19, 2020

TIGERSHARES TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Fund was at a premium or discount to its daily net asset value (“NAV”). Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	UP Fintech China-U.S. Internet Titans ETF		UP Fintech China-U.S. Internet Titans ETF
	Period Ended September 30, 2019*		Fiscal Year Ended September 30, 2020
Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days
1.00% or more	7	3.11%	19	7.51%
0.75% to 0.999%	7	3.11%	11	4.35%
0.50% to 0.749%	14	6.22%	21	8.30%
0.25% to 0.499%	42	18.67%	39	15.42%
0.00% to 0.249%	62	27.56%	54	21.34%
-0.001% to -0.249%	34	15.11%	49	19.37%
-0.25% to -0.499%	28	12.44%	29	11.46%
-0.50% to -0.749%	15	6.67%	12	4.74%
-0.75% to -0.999%	10	4.44%	9	3.56%
-1.00% or more	6	2.67%	10	3.95%
	225	100.00%	253	100.00%

____________

*     The Fund commenced operations on November 6, 2018. The information presented is for the period from November 6, 2018 through September 30, 2019.

TIGERSHARES TRUST
EXPENSE EXAMPLE (Unaudited)
September 30, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2020 to September 30, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio September 30, 2020	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period* (April 1, 2020 to September 30, 2020)
UP Fintech China-U.S. Internet Titans ETF
Actual	0.59%	$1,000.00	$1,497.60	$3.68
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,022.05	2.98

____________

*     Actual Expenses paid during the period equal to the annualized net expense ratio of 0.59% for the Fund, multiplied by the average account value over the period, multiplied by 183/366.

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Fund covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Fund.

The investment adviser to the Fund has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Fund.

At a recent meeting of the Board, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period June 1, 2019 through May 31, 2020. The report concluded that the Program includes policies and procedures reasonably designed to assess, manage and review the Fund’s liquidity risk and that it appears substantially appropriate to the scope and nature of the Fund’s operations during the review period. The report reflected that the Fund’s securities held during the review period were all considered highly liquid investments.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

TIGERSHARES TRUST
MANAGEMENT OF THE FUND (Unaudited)

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of six Trustees. Two Trustees and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust (the “Independent Trustees”). The fund complex includes all registered funds advised by the Adviser (“Fund Complex”).

The Trustees, their age (by date of birth), term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The Officers, their age (by date of birth), term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o 3532 Muirwood Drive, Newtown Square, PA 19073.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Robert W. Driscoll, Jr. YOB: 1964	Trustee	No set term; served since 2018	Managing Principal, Driscoll Holdings LLC (private equity) (2012-present).	1	Advisory Board, Crystal Steel Fabricators (2017-present).
David W. Irwin YOB: 1966	Trustee	No set term; served since 2018	General Partner, Hiawatha, LP (private investments) (2019-present); Business Management, Fiserv, Inc. (information technology) (2002-2019); Consultant, ATA RiskStation, LLC (data analytics) (2017-present).	1	Volunteer Director, Enterprise Credit Union (2018-present).
Andrew A. Smith YOB: 1968	Trustee	No set term; served since 2018	Chief Executive Officer, Spouting Rock Asset Management (2017-present); Co-Chief Executive Officer and Chief Operating Officer, Aberdeen Asset Management Inc. (2014-2016); Chief Operating Officer and Chief Financial Officer, Aberdeen Asset Management Inc. (2008-2014).	1	Trustee, Social Impact Center (2018-present); Trustee, Outward Bound Philadelphia (2016).
Chenyang Wei YOB: 1973	Trustee	No set term; served since 2018	Associate Dean, Tsinghua Institute of FinTech Research (2019-present); Senior Advisor, Zenity Asset Management (2019-present); Senior Managing Director, Zenity Asset Management (2016-2019); Director of Credit Research, AIG (2012-2016).	1	Chairman, The Chinese Finance Association (2016-present); Director, The Chinese Finance Association (2013-2014; 2015-2016).

TIGERSHARES TRUST
MANAGEMENT OF THE FUND (Unaudited)

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees*
David P. Foulke YOB: 1966	Trustee, Vice President and Principal Financial Officer	No set term; served since 2018	Chief Financial Officer, Wealthn LLC (2017-present); Co-Founder, TradingFront, Inc. (financial technology) (2017-2018); Managing Member, Alpha Architect (investment adviser) (2012-2016).	1	None
Yang Xu YOB: 1987	Trustee, President and Principal Executive Officer	No set term; served since 2018	Partner, UP Fintech Holding Limited (2018-present); Chief Executive Officer, Wealthn LLC (2017-present); Chief Executive Officer, TradingFront, Inc. (financial technology) (2019-present); Co-Founder, TradingFront, Inc. (2017-2018); Managing Member, Alpha Architect (investment adviser) (2014-2017); Principal Data Analyst, Capital One (2013-2014).	1	None

____________

*     Messrs. Foulke and Xu are “interested persons,” as defined by the Investment Company Act, of the Trust because of their employment and relationship with Wealthn LLC.

Officers Who Are Not Trustees

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Officer	Other Directorships Held by Officer During Past 5 Years
Christopher R. Mendez YOB: 1982	Chief Compliance Officer and Anti-Money Laundering Officer	No set term; served since 2020	General Counsel/Chief Compliance Officer, New York-based Asset Management Firm December 2016-April 2020, Corporate Attorney, New York-based Law Firm, March 2016-December 2016.	1	0
David H. Weissman YOB: 1954	Vice President	No set term; served since 2020	Chief Operating Officer, Wealthn LLC, October 2019-Present, ETF Consultant (Self-Employed), October 2016-September 2019 and Chief Operating and Chief Compliance Officer, ETF Managers Group LLC, September 2014-September 2016.	1	0

Additional information about the independent trustees and the interested trustees is available in the Statement of Additional Information (SAI), which is available without charge, upon request, by calling 1-800-617-0004.

TIGERSHARES TRUST
BOARD CONSIDERATION OF THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT
(Unaudited)

At a meeting on September 1, 2020, the Board of Trustees (“Board”) of the TIGERSHARES Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, voted to renew the existing investment advisory agreement between Wealthn LLC (“Wealthn”) and the Trust with respect to the UP Fintech China-U.S. Internet Titans ETF (“TTTN” or “Fund”) (“Advisory Agreement”). At the same meeting, the Board voted to approve the investment sub-advisory agreement between the Trust, Wealthn, and Exchange Traded Concepts, LLC (“ETC”) with respect to TTTN (“Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”). In advance of the meeting, the Board received and considered information relating to the Agreements. In addition to such information, in reviewing the Agreements, the Board considered that the evaluation process with respect to Wealthn is, and with respect to ETC would be, an ongoing one. In this regard, the Board noted that it had considered information provided at each regularly scheduled meeting regarding, among other matters, the services provided by Wealthn to TTTN, and would do so for ETC. The Board also receives information informally outside of the Board meetings. The Board’s consideration of the Advisory Agreement included information previously received at such meetings and outside of the meetings.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided by Wealthn and to be provided by ETC; (2) the compensation paid by TTTN to Wealthn and the proposed compensation to be paid by Wealthn to ETC; (3) the costs of the services provided by Wealthn and Wealthn’s profitability with respect to its relationship with TTTN; (4) the extent to which economies of scale would be realized as TTTN grows and whether the Advisory Agreement would enable investors to share in the benefits of economies of scale; and (5) other benefits received by Wealthn, and anticipated to be received by ETC, from their relationship with TTTN.

Nature, Quality, and Extent of Services.    Based on written and oral reports received by the Board prior to and at the September 1, 2020 meeting, and presentations from representatives of Wealthn and ETC at the September 1, 2020 meeting, the Board considered the nature, quality, and extent of the services provided by Wealthn under the Advisory Agreement and to be provided by ETC under the Sub-Advisory Agreement. In this connection, the Board considered the responsibilities of Wealthn and ETC and discussed resources committed by Wealthn to manage the Fund. It recognized that Wealthn had invested significant time and effort in structuring the Trust and TTTN, obtaining the necessary exemptive relief from the Securities and Exchange Commission, conducting due diligence on and evaluating potential sub-advisers for TTTN and arranging and overseeing other service providers to TTTN. It also considered that Wealthn bears most of TTTN’s expenses under a unitary fee arrangement, as specified in the Advisory Agreement, and would continue to bear entrepreneurial and other risks in servicing TTTN.

The Board considered that Wealthn is responsible for monitoring TTTN’s investment program and TTTN’s compliance with its investment objective, policies, and restrictions and for carrying out directives of the Board. The Board also noted that Wealthn is responsible for providing investment advisory and other services to TTTN, though it had chosen to delegate the day-to-day portfolio management activities to ETC pursuant to the Sub-Advisory Agreement. In this regard, the Board considered Wealthn’s recommendation that ETC serve as the sub-adviser to TTTN, the due diligence performed by Wealthn in recommending ETC, and its continued oversight of ETC. The Board also took note of its experience with the services provided by Wealthn.

The Board evaluated Wealthn’s personnel that are responsible for servicing TTTN, as well as the ETC personnel that would be responsible for servicing TTTN and the experience of ETC’s portfolio management team. The Board also considered the financial condition of Wealthn and ETC, noting the information and representations provided reflecting that each had sufficient financial resources to be able to provide high-quality services to TTTN during the terms of the Agreements.

Performance.    The Board considers the performance of TTTN and its tracking error throughout the year. The Board noted its discussions with Wealthn related to factors that affect the performance of TTTN but not its underlying index. At the meeting, the Board was provided with and considered, among other things, information regarding the Fund’s returns against a group of comparable funds (“peer funds”). The Board reviewed measures of the Fund’s tracking error for the last one-year period and during March 2020. The Board also noted that the Fund’s performance was generally in line with its peer group for the quarter, one-year and since-inception periods ended June 30, 2020, but that it had underperformed one peer fund for the quarter and one-year periods ended June 30, 2020. The Board also considered the portfolio management experience of ETC in managing other ETFs and information provided by ETC related to the tracking error of index-based funds and other accounts managed by ETC with comparable investment objectives and strategies to TTTN.

TIGERSHARES TRUST
BOARD CONSIDERATION OF THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT
(Unaudited)

Comparative Fees and Expenses.    The Board considered the compensation of Wealthn under the Advisory Agreement and the proposed compensation of ETC under the Sub-Advisory Agreement in light of the nature, quality, and extent of the services provided or to be provided by them. The Board also considered the expense ratio of TTTN and that Wealthn has entered into a unitary advisory fee arrangement for TTTN, under which Wealthn, and not TTTN, is responsible for paying most of TTTN’s expenses, including those of TTTN’s principal service providers. The Board considered information provided by Wealthn regarding the amounts of TTTN’s various expenses paid by it under the arrangement. The Board received information from Wealthn comparing TTTN’s advisory fee rate and expense ratio to a group of peer funds identified by Wealthn and noted that TTTN’s advisory fee rate and expense ratio were in line with those of the peer group funds.

With respect to how Wealthn and ETC’s compensation under the Advisory Agreement and Sub-Advisory Agreement, respectively, compared to that of their other accounts, the Board: (1) noted that Wealthn had represented that it did not advise any other accounts with investment strategies similar to those of TTTN; and (2) considered that ETC does receive compensation from accounts with investment strategies similar to those of TTTN, but Wealthn (and not TTTN) pays ETC’s compensation under the Sub-Advisory Agreement and, given the arm’s-length nature of the relationship between Wealthn and ETC, Wealthn would have negotiated as competitive of a sub- advisory fee rate as possible with ETC.

Costs and Profitability.    The Board considered the cost of services and profitability of Wealthn with respect to TTTN. The Board received information from Wealthn regarding its profitability with respect to TTTN and noted that, based on such information, it was not making a profit from its relationship with TTTN under the Advisory Agreement. The Board also considered Wealthn’s commitment to the success of the Fund and the use of a unitary fee structure under which Wealthn bears the risk if certain of the Fund’s expenses increase. The Board considered the effect of the Fund’s assets under management on the potential profitability of the Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies as well as other expenses Wealthn pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the anticipated costs of services provided or profits to be realized by ETC from its relationship with TTTN, noting instead the arm’s-length nature of the relationship between Wealthn and ETC with respect to the negotiation of ETC’s compensation and that Wealthn, and not TTTN, was responsible for paying ETC’s compensation under the Sub-Advisory Agreement.

Other Benefits.    The Board considered the extent to which Wealthn derives, and ETC would derive, ancillary benefits from TTTN’s operations. Based on the materials provided to the Board, the Board did not identify any material benefits realized by Wealthn or to be realized by ETC from their relationship with TTTN.

Economies of Scale.    The Board considered Wealthn’s representation that TTTN was not currently in a position to realize economies of scale. The Board thus determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider.

Conclusion.    The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards applicable to its consideration of the Agreements. The Board noted that, as in the past, it would continue to monitor TTTN at its regular meetings and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory and sub-advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

TIGERSHARES TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available without charge, upon request, by calling 1-800-617-0004. Furthermore, you may obtain the Fund’s Form N-PORT reports on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website daily at https://www.upfintecham.com/product.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling 1-800-617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.upfintecham.com/product.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is filed on Form N-PX and is available (1) without charge, upon request, by calling 1-800-617-0004 and (2) at the SEC’s website at www.sec.gov.

Adviser

Wealthn LLC

3803 West Chester Pike, Suite 215

Newtown Square, PA 19073

Sub-Advisor

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave., Suite 2200

Milwaukee, WI 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

Doing Business As U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Legal Counsel

K&L Gates LLP

1601 K Street, N.W.

Washington, DC 20006

UP Fintech China-U.S. Internet Titans ETF

Symbol – TTTN

CUSIP – 88680T108

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Robert W. Driscoll, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

UP Fintech China-U.S. Internet Titans ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	$13,500	$13,500	*
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

*Includes $2,000 in audit fees related to the seed audit.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

UP Fintech China-U.S. Internet Titans ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the fiscal year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

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	FYE 9/30/2020	FYE 9/30/2019
Non-Audit Related Fees
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Robert W. Driscoll, Jr., David W. Irwin, Andrew A. Smith and Chenyang Wei.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TIGERSHARES Trust

By (Signature and Title) /s/ Yang Xu

 Yang Xu, President, Principal Executive Officer

Date 11/19/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Yang Xu

 Yang Xu, President, Principal Executive Officer

Date 11/19/2020

By (Signature and Title) /s/ David P. Foulke

 David P. Foulke, Vice President, Principal Financial Officer

Date 11/19/2020